CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INTEREST INCOME
Finance Charge	$ 119,441,946		$ 108,858,812		$ 100,475,533
Net Investment Income	3,362,502		2,871,386		2,674,611
Financial Services Revenue	122,804,448		111,730,198		103,150,144
INTEREST EXPENSE
Senior Debt	9,861,176		9,323,864		8,583,664
Subordinated Debt	1,533,203		2,316,933		3,855,020
Interest Expense	11,394,379		11,640,797		12,438,684
NET INTEREST INCOME	111,410,069		100,089,401		90,711,460
Provision for loan losses	22,484,582	[1]	19,008,749	[1]	20,907,373	[1]
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	88,925,487		81,080,652		69,804,087
INSURANCE INCOME
Premiums and Commissions	42,845,762		39,439,993		36,521,076
Insurance Claims and Expenses	(9,136,876)		(8,940,319)		(8,466,903)
Net Insurance Income, Total	33,708,886		30,499,674		28,054,173
OTHER REVENUE	7,084,305		6,723,655		5,789,444
OPERATING EXPENSES:
Personnel Expense	59,483,888		55,399,302		51,566,673
Occupancy Expense	11,774,926		11,455,842		10,752,842
Other Expense	21,797,351		19,219,788		17,905,308
Operating Expenses, Total	93,056,165		86,074,932		80,224,823
INCOME BEFORE INCOME TAXES	36,662,513		32,229,049		23,422,881
Provision for Income Taxes	3,913,798		3,105,931		2,739,444
Net Income (Loss)	32,748,715		29,123,118		20,683,437
RETAINED EARNINGS, Beginning of Period	151,277,894
RETAINED EARNINGS, End of Period	$ 174,265,215		$ 151,277,894

[1]	Note 2.